Fair value of Above / Below Market Acquired Time Charters (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Below Market Lease, Net, Amortization Income, Fiscal Year Maturity [Abstract]
December 31, 2019	$ 1,337
December 31, 2020	927
December 31, 2021	924
December 31, 2022	365
Total Fair value of below market time charters acquired	$ 3,553	$ 0